Schedule of other receivables (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Value Added Tax receivables	kr 36,637	kr 34,485	kr 17,360
Receivables from suppliers	25,943	22,176	40,263
Income tax receivables	4,666	3,781
Other	2,919	16,323	4,202
Total other receivables	kr 70,165	kr 76,764	kr 61,824